Interim Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Revenues		$ 1,580	$ 2,045	$ 2,162
Cost of revenues		(1,236)	(1,599)	(1,538)
Gross profit		344	446	624
Operating expenses
Selling and distribution expenses		(260)	(336)	(205)
General and administrative expenses		(2,739)	(3,546)	(763)
Total operating expenses		(2,999)	(3,882)	(968)
Loss from operations		(2,655)	(3,436)	(344)
Other income (expense)
Interest income		16	20		[1]
Interest expense		(5)	(6)	(11)
Government grants		10	12	91
Rental income		12	16	16
Total other income, net		33	42	96
Loss before income tax		(2,622)	(3,394)	(248)
Income tax benefit		7	9
NET LOSS		(2,615)	(3,385)	(248)
Other comprehensive income
Foreign currency adjustments		4	5
TOTAL COMPREHENSIVE LOSS		$ (2,611)	$ (3,380)	$ (248)
Loss per ordinary share - Basic | (per share)				$ (7.44)
Loss per ordinary share - Diluted | (per share)				$ (7.44)
Weighted average number of ordinary shares - Basic	[2]			33,334
Weighted average number of ordinary shares - Diluted	[2]			33,334
Common Class A [Member]
Other comprehensive income
Loss per ordinary share - Basic | (per share)		$ (4.99)	$ (6.46)
Loss per ordinary share - Diluted | (per share)		$ (4.99)	$ (6.46)
Weighted average number of ordinary shares - Basic	[2]	504,984	504,984
Weighted average number of ordinary shares - Diluted	[2]	504,984	504,984
Common Class B [Member]
Other comprehensive income
Loss per ordinary share - Basic | (per share)		$ (4.99)	$ (6.46)
Loss per ordinary share - Diluted | (per share)		$ (4.99)	$ (6.46)
Weighted average number of ordinary shares - Basic	[2]	19,351	19,351
Weighted average number of ordinary shares - Diluted	[2]	19,351	19,351

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the 15 for 1 reverse share split effected on February 12, 2026, and (ii) the 30 for 1 reverse share split effected on May 4, 2026.